Material Accounting Policy Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Bottom of range
Disclosure of joint ventures [line items]
Vesting percentage	0.00%
Top of range
Disclosure of joint ventures [line items]
Vesting percentage	200.00%
NewRange Copper Nickel LLC
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%
NuevaUnión
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%
Galore Creek Partnership
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation	50.00%
Antamina
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation	22.50%
San Nicolás
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation	91.00%